Exchange Rates - Summary of Exchange Rates in Preparing Consolidated Statements (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Euro to sterling [member] | Income statement [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Average foreign exchange rate	1.13	1.14	1.22
Euro to sterling [member] | Statement of financial position [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.11	1.12
US dollars to sterling [member] | Income statement [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Average foreign exchange rate	1.34	1.29	1.36
US dollars to sterling [member] | Statement of financial position [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.27	1.35